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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Tamalpais Asset Management LP
Address:   3 Harbor Dr Ste. 204
           Sausalito, CA 94965

Form 13F File Number: 28-12446

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darren Huber
Title:   Chief Compliance Officer
Phone:   415-289-3606

Signature, Place, and Date of Signing:


    /s/ Darren Huber               Sausalito, CA           November 10, 2008
--------------------------   ------------------------   ------------------------
        [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           61
Form 13F Information Table Value Total:     $235,706
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ---------------- ------------ -------- ---------------- ---------- -------- ----------------
                                                                                                           VOTING AUTHORITY
                                                              VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER  ----------------
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ ---------------- ------------ -------- ------- --- ---- ---------- -------- ---- ------ ----
AAR CORP                       NOTE 1.750% 2/0  000361AH8     $ 4,619   5,500 PRN         SOLE             SOLE
AMERICAN INTL GROUP INC        UNIT 99/99/9999  026874115     $ 2,495 273,450 PRN         SOLE             SOLE
AMKOR TECHNOLOGY INC           NOTE 2.599% 5/1  031652AX8     $ 3,230   4,000 PRN         SOLE             SOLE
ARCHER DANIELS MIDLAND CO      UNIT 99/99/9999  039483201     $11,848 388,606 PRN         SOLE             SOLE
ARRIS GROUP INC                NOTE 2.000% 11/1 04269QAC4     $ 5,636   7,510 PRN         SOLE             SOLE
BANK OF AMERICA  CORPORATION   COM              060505104     $10,119 289,100 SH          SOLE             SOLE
BARRETT BILL CORP              NOTE 5.000% 3/1  06846NAA2     $ 7,200   8,130 PRN         SOLE             SOLE
BRISTOW GROUP INC              PFD CNV 5.50%    110394400     $ 5,040 115,000 PRN         SOLE             SOLE
CARRIZO OIL & CO INC           NOTE 4.375% 6/0  144577AA1     $ 2,851   4,000 PRN         SOLE             SOLE
CERADYNE INC                   NOTE 2.875% 12/1 156710AA3     $ 1,858   2,000 PRN         SOLE             SOLE
CHIQUITA BRANDS INTL INC       NOTE 4.250% 8/1  170032AT3     $ 1,853   2,000 PRN         SOLE             SOLE
COEUR D ALENE MINES CORP IDA   NOTE 3.250% 3/1  192108AR9     $ 6,455  10,502 PRN         SOLE             SOLE
POWERSHS DB MULTI SECT COMM    DB SILVER FUND   73936B309     $   221  10,000 SH          SOLE             SOLE
CONEXANT SYSTEMS INC           NOTE 4.000% 3/0  207142AH3     $ 5,658   7,927 PRN         SOLE             SOLE
CAMERON INTERNATIONAL CORP     NOTE 2.500% 6/1  13342BAB1     $ 4,403   3,500 PRN         SOLE             SOLE
CUBIST PHARMACEUTICALS INC     NOTE 2.250% 6/1  229678AC1     $ 5,398   5,813 PRN         SOLE             SOLE
EURONET WORLDWIDE INC          NOTE 3.500% 10/1 298736AF6     $ 9,338  11,900 PRN         SOLE             SOLE
FLEETWOOD ENTERPRISES INC      COM              339099103     $    50  49,200 SH          SOLE             SOLE
FREEPORT-MCMORAN COPPER & GOLD PFD CONV         35671D782     $ 6,355  75,000 PRN         SOLE             SOLE
GENERAL MTRS CORP              DEB SR CONV B    370442733     $   579  62,320 PRN         SOLE             SOLE
GENERAL MTRS CORP              DEB SR CV C 33   370442717     $   637  73,786 PRN         SOLE             SOLE
GENERAL MTRS CORP              DEB SR CONV A    370442741X    $   341  24,253 PRN         SOLE             SOLE
HEALTH CARE REIT INC           NOTE 4.750% 12/0 42217KAP1     $ 4,579   4,000 PRN         SOLE             SOLE
HECLA MNG CO                   CONV PFD         422704304     $ 2,956  54,079 PRN         SOLE             SOLE
HECLA MNG CO                   COM              422704106     $   571 122,042 SH          SOLE             SOLE
HERCULES OFFSHORE INC          NOTE 3.375% 6/0  427093AA7     $ 9,131  12,500 PRN         SOLE             SOLE
HOLOGIC INC                    FRNT 2.000% 12/1 436440AA9     $10,174  13,500 PRN         SOLE             SOLE
HUMAN GENOME SCIENCES INC      COM              444903108     $    15   2,400 SH          SOLE             SOLE
LEGG MASON INC                 UNIT 99/99/9999  524901303     $ 9,565 272,600 PRN         SOLE             SOLE
LEHMAN BROS HLDGS INC          COM              524908100     $     8  38,500 SH          SOLE             SOLE
MENTOR GRAPHICS CORP           FRNT 8/0         587200AD8     $ 4,233   4,250 PRN         SOLE             SOLE
MYLAN INC                      PFD CONV         628530206     $   805   1,000 PRN         SOLE             SOLE
NII HLDGS INC                  NOTE 3.125% 6/1  62913FAJ1     $ 3,039   4,000 PRN         SOLE             SOLE

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
           COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ---------------- ------------ -------- ---------------- ---------- -------- ----------------
                                                                                                           VOTING AUTHORITY
                                                              VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER  ----------------
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ ---------------- ------------ -------- ------- --- ---- ---------- -------- ---- ------ ----
OSI PHARMACEUTICALS INC        NOTE 3.250% 9/0  671040AD5     $ 5,193   5,000 PRN         SOLE             SOLE
PENN VA CORP                   NOTE 4.500% 11/1 707882AA4     $ 6,265   5,500 PRN         SOLE             SOLE
PLATINUM UNDERWRITER HLDGS     L PFD CONV SER A BMG7127P1427  $ 1,543  50,000 PRN         SOLE             SOLE
PROLOGIS                       NOTE 1.875% 11/1 743410AR3     $ 5,098   7,000 PRN         SOLE             SOLE
PROLOGIS                       NOTE 2.625% 5/1  743410AS1     $ 8,072  11,000 PRN         SOLE             SOLE
SANDISK CORP                   NOTE 1.000% 5.1  80004CAC5     $ 7,965  10,000 PRN         SOLE             SOLE
SAVVIS INC                     NOTE 3.000% 5/1  805423AA8     $ 3,534   5,000 PRN         SOLE             SOLE
SCHERING PLOUGH CORP           PFD CONV MAN07   806605705     $ 6,329  36,094 PRN         SOLE             SOLE
ALTERNATIVE ASSET MGMT ACQU    *W EXP 08/01/201 02149U119     $     6  17,500 PRN         SOLE             SOLE
ADVANCED TECHNOLOGY ACQU COR   *W EXP 06/18/201 007556111     $     1  10,100 PRN         SOLE             SOLE
HIGHLANDS ACQUISITION CORP     *W EXP 10/03/201 430880112     $     6  20,000 PRN         SOLE             SOLE
SPORTS PPTYS ACQUISITION COR   *W EXP 01/17/201 84920F115     $     6  20,000 PRN         SOLE             SOLE
IDEATION ACQUISITION CORP      *W EXP 11/19/201 451665111     $     9  29,500 PRN         SOLE             SOLE
KBL HEALTHCARE ACQUIS CORP I   *W EXP 07/18/201 48241N115     $     3  15,000 PRN         SOLE             SOLE
SANTA MONICA MEDIA CORP        *W EXP 03/27/201 802501114     $     1  10,000 PRN         SOLE             SOLE
NTR ACQUISITION CO             *W EXP 06/28/201 629415118     $     1  10,000 PRN         SOLE             SOLE
RENAISSANCE ACQUISITION CORP   *W EXP 01/28/201 75966C115     $     1  10,000 PRN         SOLE             SOLE
TAILWIND FINL INC              *W EXP 04/11/201 874023112     $     3  14,800 PRN         SOLE             SOLE
HICKS ACQUISITION CORP         *W EXP 09/28/201 429086127     $     2  10,000 PRN         SOLE             SOLE
ST MARY LD & EXPL CO           NOTE 3.500% 4/0  792228AD0     $ 6,288   6,500 PRN         SOLE             SOLE
STANDARD MTR PRODS INC         SDCV 6.750% 7/1  853666AB1     $ 4,119   4,540 PRN         SOLE             SOLE
THERAVANCE INC                 NOTE 3.000% 1/1  88338TAA2     $ 4,971   7,000 PRN         SOLE             SOLE
TRANSOCEAN SEDCO FOREX INC     NOTE 1.500% 12/1 893830AV1     $ 6,945   7,500 PRN         SOLE             SOLE
TRANSOCEAN SEDCO FOREX INC     NOTE 1.500% 12/1 893830AW9     $ 7,812   8,500 PRN         SOLE             SOLE
UNITED THERAPEUTICS CORP DEL   NOTE 0.500% 10/1 91307CAD4     $ 2,673   1,795 PRN         SOLE             SOLE
WEBMD CORP                     NOTE 3.125% 9/0  94769MAG0     $ 8,976  10,000 PRN         SOLE             SOLE
WESCO INTL INC                 NOTE 1.750% 11/1 95082PAG0     $ 5,234   6,500 PRN         SOLE             SOLE
WORLD ACCEP CORPORATION        NOTE 3.000% 10/0 981417AB4     $ 3,390   4,000 PRN         SOLE             SOLE